Loans To Customers - Summary of Movement In Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Acquisition of subsidiaries	¥ 8,612
Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	213,891,987	¥ 327,870,550
Ending balance	183,910,499	213,891,987	¥ 327,870,550
Loans and receivables, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	135,810,917	216,506,697
Ending balance	118,954,503	135,810,917	216,506,697
Loans and receivables, category [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	136,967,787	218,509,623	217,725,981
New loans originated	149,102,654	126,598,504	215,854,353
Acquisition of subsidiaries	2,147,512
Loans derecognized and other adjustments in the current period (including repayments of loans)	(161,919,220)	(201,568,474)	(212,057,489)
Write-offs	(6,246,544)	(6,571,866)	(3,013,222)
Ending balance	120,052,189	136,967,787	218,509,623
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132,367,125	213,091,088	215,525,406
New loans originated	149,102,654	126,598,504	215,854,353
Acquisition of subsidiaries	2,031,369
Loans derecognized and other adjustments in the current period (including repayments of loans)	(155,003,034)	(186,954,113)	(201,120,112)
Ending balance	116,165,300	132,367,125	213,091,088
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,813,797	3,960,712	1,576,245
Acquisition of subsidiaries	25,778
Loans derecognized and other adjustments in the current period (including repayments of loans)	(6,770,877)	(14,425,652)	(10,824,690)
Ending balance	1,749,776	2,813,797	3,960,712
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,786,865	1,457,823	624,330
Acquisition of subsidiaries	90,365
Loans derecognized and other adjustments in the current period (including repayments of loans)	(145,309)	(188,709)	(112,687)
Write-offs	(6,246,544)	(6,571,866)	(3,013,222)
Ending balance	2,137,113	1,786,865	1,457,823
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(12,773,218)	(21,110,727)	(17,463,339)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	12,773,218	21,110,727	17,463,339
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	440,404	742,373	294,780
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(440,404)	(742,373)	(294,780)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,680,981)	(7,097,203)	(3,969,255)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,680,981	7,097,203	3,969,255
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	29,245	7,586	9,853
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(29,245)	(7,586)	(9,853)
Loans and receivables, category [member] | Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(7,273,833)	(7,062,978)	(2,753,871)
New loans originated	3,441,606	1,929,629	1,463,129
Acquisition of subsidiaries	20,779
Loans derecognized and other adjustments in the current period (including repayments of loans)	(3,766,404)	(2,863,117)	(1,628,329)
Remeasurements	7,494,419	7,507,078	7,340,589
Write-offs	(6,246,544)	(6,571,866)	(3,013,222)
Recovery of loans written off previously	325,831	209,131	146,940
Ending balance	(8,543,520)	(7,273,833)	(7,062,978)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(4,433,965)	(4,481,912)	(1,860,245)
New loans originated	3,441,606	1,929,629	1,463,129
Acquisition of subsidiaries	10,178
Loans derecognized and other adjustments in the current period (including repayments of loans)	(3,217,060)	(2,277,971)	(1,058,072)
Remeasurements	6,166,310	6,150,381	5,796,515
Ending balance	(5,740,230)	(4,433,965)	(4,481,912)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,152,069)	(1,197,126)	(312,280)
Acquisition of subsidiaries	166
Loans derecognized and other adjustments in the current period (including repayments of loans)	(355,499)	(400,954)	(319,848)
Remeasurements	652,407	707,994	1,137,993
Ending balance	(1,084,589)	(1,152,069)	(1,197,126)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,687,799)	(1,383,940)	(581,346)
Acquisition of subsidiaries	10,435
Loans derecognized and other adjustments in the current period (including repayments of loans)	(193,845)	(184,192)	(250,409)
Remeasurements	675,702	648,703	406,081
Write-offs	(6,246,544)	(6,571,866)	(3,013,222)
Recovery of loans written off previously	325,831	209,131	146,940
Ending balance	(1,718,701)	(1,687,799)	(1,383,940)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,254,705)	(6,016,218)	(3,633,495)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,254,705	6,016,218	3,633,495
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	159,936	166,232	53,590
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(159,936)	(166,232)	(53,590)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,486,549)	(6,209,153)	(3,522,533)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,486,549	6,209,153	3,522,533
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	27,226	7,070	9,329
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	¥ (27,226)	¥ (7,070)	¥ (9,329)